Note 6 - Notes Payable (Details)	Sep. 30, 2015 USD ($)	Aug. 10, 2015 USD ($)	Jul. 02, 2015 USD ($)	Jun. 05, 2015 USD ($)	Jun. 03, 2015 USD ($)	May. 18, 2015 USD ($)	May. 01, 2015 USD ($)	Apr. 02, 2015 USD ($)	Mar. 23, 2015 USD ($)	Mar. 06, 2015 USD ($)	Mar. 03, 2015 USD ($)	Feb. 17, 2015 USD ($)
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 231,500
Long-term Debt, Maturities, Repayments of Principal in Year Two	$ 272,850
Franchise from Roth Pelan Enterprises LLC [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount												$ 155,000
Number of Franchises												2
Number of Acquired Franchises to Develop												1
Debt Instrument, Interest Rate, Stated Percentage												1.50%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year												$ 25,000
Franchise from TJSC LLC [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount											$ 60,000
Number of Franchises											4
Number of Acquired Franchises to Develop											1
Debt Instrument, Interest Rate, Stated Percentage											4.50%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year											$ 30,000
Franchises from The Joint San Gabriel Valley Inc [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount									$ 10,000	$ 30,000
Number of Franchises										2
Number of Acquired Franchises to Develop										7
Debt Instrument, Interest Rate, Stated Percentage									1.50%	1.50%
Franchise from The Joint Chiropractic Bell Towne LLC [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount								$ 58,500
Debt Instrument, Interest Rate, Stated Percentage								1.50%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year								$ 25,000
Franchise from San Diego Joint Development Inc. [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount							$ 80,900
Number of Franchises							2
Number of Acquired Franchises to Develop							6
Debt Instrument, Interest Rate, Stated Percentage							4.25%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year							$ 25,000
Long-term Debt, Maturities, Repayments of Principal in Year Two							40,450
Franchise from San Diego Joint Development Inc. [Member] | Payable November 1, 2015 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year							$ 15,500
Franchise from First Light Junction [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount						$ 75,000
Number of Franchises						3
Number of Acquired Franchises to Develop						2
Debt Instrument, Interest Rate, Stated Percentage						4.00%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year						$ 25,000
Franchise from First Light Junction [Member] | Payable February 18, 2016 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Two						25,000
Franchise from First Light Junction [Member] | Payable November 18, 2016 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Two						$ 25,000
Franchise from WHB Franchise Inc. [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount					$ 100,000
Number of Franchises					2
Number of Acquired Franchises to Develop					4
Debt Instrument, Interest Rate, Stated Percentage					5.25%
Long-term Debt, Maturities, Repayments of Principal in Year Two					$ 50,000
Franchise from WHB Franchise Inc. [Member] | Payable on October 3, 2015 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year					25,000
Franchise from WHB Franchise Inc. [Member] | Payable on December 3, 2015 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year					$ 25,000
Franchise from Clear Path Ventures Inc. [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount				$ 75,000
Number of Franchises				3
Number of Acquired Franchises to Develop				3
Debt Instrument, Interest Rate, Stated Percentage				4.25%
Long-term Debt, Maturities, Repayments of Principal in Year Two				$ 37,500
Franchise from Clear Path Ventures Inc. [Member] | Payable on October 5, 2015 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year				25,000
Franchise from Clear Path Ventures Inc. [Member] | Payable on December 5, 2015 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year				$ 12,500
Franchise from Chiro Novo, LLC [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount			$ 53,000
Number of Franchises			1
Debt Instrument, Interest Rate, Stated Percentage			4.00%
Franchise from Chiro Novo, LLC [Member] | Payable November 1, 2015 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year			$ 15,000
Franchise from Chiro Group [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount		$ 46,950
Number of Franchises		3
Debt Instrument, Interest Rate, Stated Percentage		4.25%
Franchise from Chiro Group [Member] | Payable on December 10, 2015 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year		$ 25,000